Selling and Marketing (Tables)	12 Months Ended
Dec. 31, 2023
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing
(in thousands)	December 31, 2023	December 31, 2022	December 31, 2021

Salaries and related expenses	$3,343	$2,601	$2,847
Advertising and marketing	1,285	1,953	1,587
Travel and conferences	157	169	71
Total	$4,785	$4,723	$4,505